SCHEDULE OF STOCK OPTIONS VESTED AND EXPECTED TO VEST (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Number of Options, Outstanding	12,471	5,875
Weighted-Average Remaining Contractual Life (In Years), Outstanding	9 years 29 days	9 years 6 months 3 days
Weighted-Average Exercise Price, Outstanding	$ 67.28	$ 96.99
Number of Options, Exercisable	1,948	328
Weighted-Average Remaining Contractual Life (In Years), Exercisable	8 years 7 months 13 days	9 years 25 days
Weighted-Average Exercise Price, Exercisable	$ 222.66	$ 851.45
Number of Options, Expected to vest	10,523	5,547
Weighted-Average Remaining Contractual Life (In Years), Expected to vest	9 years 1 month 28 days	9 years 6 months 14 days
Weighted-Average Exercise Price, Expected to vest	$ 38.52	$ 52.41